Intangible Assets (Tables) - Allrites Holdings Pte Ltd And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2022
Schedule of intangible assets

	Useful	December 31,
	Life	2022	2021
Capitalized software development costs	5 years	$89,995	$89,995
Less: Accumulated Amortization		(40,208)	(22,209)
Total intangibles, net		$49,787	$67,786

Schedule of estimated future amortization expense

2023	$17,999
2024	17,999
2025	13,789
$49,787